ABERDEEN FUNDS

Aberdeen European Equity Fund

(the “Fund”)

Supplement to the Aberdeen Funds Statutory Prospectus

dated February 28, 2014, as supplemented to date

The following replaces the chart reflecting the Portfolio Managers for the Aberdeen European Equity Fund in the section entitled, “Summary — Aberdeen European Equity Fund — Portfolio Managers” on page 126:

Name	Title	Served on the Fund Since

Jeremy Whitley	Head of UK & Pan European Equities	Inception

Edward Beal	Senior Investment Manager	Inception

Charles Luke	Senior Investment Manager	Inception

Ben Ritchie	Senior Investment Manager	Inception

The following replaces the chart reflecting the Portfolio Managers for the Aberdeen European Equity Fund in the section entitled, “Fund Management — Portfolio Management” beginning on page 181:

Portfolio Managers	Fund

Jeremy Whitley, Head of UK & Pan European Equities (AAML)

Jeremy Whitley was appointed Head of UK and European Equities in July 2009. Previous roles at Aberdeen include senior investment manager on the global equities team as well as the Asian equities desk based in Singapore.

Aberdeen European Equity Fund

Jeremy graduated with an MA (Joint Hons) in English and Art History from the University of St Andrews and an MBA from the University of Edinburgh.

Edward Beal, Senior Investment Manager (AAML)

Edward Beal is a Senior Investment Manager on the UK and European equities team. Edward joined Aberdeen via the acquisition of Edinburgh Fund Managers in 2003. Edward graduated with a BSc (Hons) in Biochemistry from the University of Dundee and is a CFA Charterholder.

Aberdeen European Equity Fund

Charles Luke, Senior Investment Manager (AAML)

Charles Luke is a Senior Investment Manager on the UK and European equities team having joined Aberdeen in 2000. Charles started his career at Framlington Investment Management in 1998, covering UK equities. Charles graduated with a BA in Economics and Japanese Studies from Leeds University and an MSc in Business and Economic History from the London School of Economics.

Aberdeen European Equity Fund

Ben Ritchie, Senior Investment Manager (AAML)

Ben Ritchie is a Senior Investment Manager on the UK and European equities team. Ben joined Aberdeen in 2002 as a graduate. Ben graduated with a BA (Hons) in Modern History and Politics from Pembroke College, University of Oxford and is a CFA charterholder.

Aberdeen European Equity Fund

All references to James Laing are hereby deleted.

This Supplement is dated April 28, 2014.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Supplement to the Aberdeen Funds Statement of Additional Information (“SAI”)

dated February 28, 2014

The following information is removed from the chart in the section entitled, “Investment Advisory and Other Services — Portfolio Managers” beginning on page 137 of the SAI:

Portfolio Manager	Portfolio Managed	Dollar Range of Portfolio Shares Owned
James Laing	European Equity Fund	None

The following information is removed from the chart in the section entitled, “Appendix A - Portfolio Managers” on page A-9 of the SAI:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2012)
James Laing European Equity Fund	Registered Investment Companies: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 9 accounts, $1,230.15 total assets Other Accounts: 6 accounts, $687.81 total assets

All references to James Laing are hereby deleted.

The following information replaces the line for Sofia Rosala in the “Officers of the Trust” chart on page 115 of the SAI:

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD, LENGTH OF TIME SERVED AND TERM OF OFFICE*	PRINCIPAL OCCUPATION DURING PAST 5 YEARS
Sofia Rosala** Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103 Year of Birth: 1974	Vice President (Since March 2014) and Deputy Chief Compliance Officer (Since December 2013)

Currently, Deputy Chief Compliance Officer for the Funds and U.S. Counsel for Aberdeen Asset Management Inc. (since July, 2012). Prior to joining Aberdeen, Ms. Rosala was Counsel for Vertex, Inc. from April 2011 to June 2012. She was also an Associate with Morgan, Lewis and Bockius from May 2008 — April 2011.

This Supplement is dated April 28, 2014.

Please retain this Supplement for future reference.